As filed with the Securities and Exchange Commission on March 9, 2001

                     1933 Act Registration File No. 2-78562
                     1940 Act Registration File No. 811-3526

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549
                                    FORM N-lA

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]
                         Pre-Effective Amendment No:               [ ]
                       Post-Effective Amendment No: 25             [X]

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
                                Amendment No: 23

                        LEGG MASON TAX EXEMPT TRUST, INC.
               (Exact Name of Registrant as Specified in Charter)

                                100 Light Street
                            Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (410) 539-0000

                                   Copies to:

MARC R. DUFFY, ESQ.                              ARTHUR C. DELIBERT, ESQ.
Legg Mason Wood Walker, Incorporated             Kirkpatrick & Lockhart LLP
100 Light Street                                 1800 Massachusetts Ave., N.W.
Baltimore, Maryland  21202                       Second Floor
(Name and Address of Agent for Service)          Washington, D.C. 20036-1800

It is proposed that this filing will become effective:

[ ]     immediately upon filing pursuant to Rule 485(b)
[X]     on April 8, 2001 pursuant to Rule 485(b)
[ ]     60 days after filing pursuant to Rule 485(a)(1)
[ ]     on , 2001 pursuant to Rule 485(a)(1)
[ ]     75 days after filing pursuant to Rule 485(a)(2)
[ ]     on , 2001 pursuant to Rule 485(a)(2)

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        Legg Mason Tax-Exempt Trust, Inc.

                       Contents of Registration Statement

This registration statement consists of the following papers and documents.

Cover Sheet

Table of Contents

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

LEGG MASON TAX EXEMPT TRUST, INC.





A money market fund seeking to produce high current income exempt from federal income tax, to preserve capital, and to maintain liquidity.






                            PROSPECTUS April 12, 2001







                                      logo








As with all mutual funds, the Securities and Exchange Commission has not passed upon the accuracy or adequacy of this prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

T A B L E  O F  C O N T E N T S


About the fund:
--------------

    1        Investment objective
    2        Principal risks
    3        Performance
    4        Fees and expenses of the fund
    5        Management



About your investment:
---------------------

    6        How to invest
    7        How to sell your shares
    9        Account policies
   10        Services for investors
   11        Distributions and taxes
   12        Financial highlights

LEGG MASON TAX EXEMPT TRUST, INC.

[icon]  I N V E S T M E N T  O B J E C T I VE

The fund seeks high current income exempt from federal income tax, preservation of capital, and maintenance of liquidity.

The fund is a money market fund that seeks to maintain a constant net asset value of $1.00 per share. To achieve its objective, the fund adheres to the following practices:

o it invests primarily in short-term, high-quality municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax.

o as a fundamental policy, except during defensive periods, it maintains at least 80% of its assets invested in municipal obligations that have remaining maturities of one year or less or that are variable or floating rate demand notes. Variable and floating rate securities are securities whose interest rates change at specified intervals so they approximate current market rates.

o it invests the balance of its assets in municipal obligations that have remaining maturities of 397 days or less or that are variable or floating rate demand notes.

o        it maintains a dollar-weighted average maturity of 90 days or less.

o it limits its investments to obligations that present minimal credit risk in the opinion of the adviser and are rated in one of the two highest short-term ratings categories by at least two nationally recognized statistical rating organizations ("NRSROs"), such as Moody's Investors Service, Inc. ("Moody's"), or Standard & Poor's ("S&P") or by one NRSRO if only rated by one. If a security is unrated, the adviser may determine the security to be of comparable quality to a rated security.

o it may invest, to a limited extent, in taxable short-term money market instruments.

The fund may invest in securities issued by or on behalf of the states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, instrumentalities or authorities. These debt obligations generally are issued to obtain funds for various public purposes, including constructing a wide range of public facilities, refunding outstanding obligations, obtaining funds for general operating expenses and making loans to other public institutions and facilities. Municipal obligations in which the fund may invest include, but are not limited to:

o        revenue bonds.
o        general obligation bonds.
o        private activity bonds.
o        tax anticipation notes.
o        bond anticipation notes.
o        revenue anticipation notes.

The fund does not intend to invest more than 25% of its net assets in:

o        municipal obligations whose issuers are in the same state;
o municipal obligations that are repayable out of revenue streams generated from economically related projects or facilities; or o private activity bonds issued by issuers in the same industries.

For purposes of this restriction, there is no limitation on investments in U.S. Treasury securities or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

For temporary defensive purposes, the fund may invest up to 100% of its assets in U. S. Government securities and other taxable short-term instruments. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

[icon]  P R I N C I P A L  R I S K S

In general:

As with all mutual funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the fund.

Interest rate risk:

Interest rate risk is the possibility that the market prices of the fund's investments may decline due to an increase in interest rates. Generally, the longer the maturity of an obligation, the greater the effect on its value when rates change.

Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. These reset provisions generally reduce the effect of market interest rates on the value of the security.

Credit risk:

Credit risk is the risk that an issuer of securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to pay. This is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the private companies issuing them and are not absolute guarantees as to quality.

The fund considers the "issuer" of a municipal obligation to be the entity responsible for payment. Thus, the District of Columbia, each state, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this prospectus. In certain circumstances, the non-government user of facilities financed by private activity bonds is considered to be the issuer.

Other risks:

Not all obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the United States; some are backed only by the credit of the issuing agency or instrumentality. The credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facilities. Accordingly, there is a risk of default by the issuer.

Periodic efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities at times experience substantial deficits and may find it difficult for political or economic reasons to increase taxes. Congress periodically considers restructuring of the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers.

The fund is not intended to be a balanced investment program and is not designed for investors who are unable to benefit from tax-exempt income, such as qualified retirement plans and individual retirement accounts. The fund is not appropriate for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal.

The fund is not an appropriate investment for "substantial users" of certain facilities financed by private activity bonds or persons related to such "substantial users." For more information, see the "Additional Tax Information"
section in the Statement of Additional Information.

[icon]  P E R F O R M A N C E

The information below provides an indication of the risks of investing in the fund by showing changes in its performance from year to year. Annual returns assume reinvestment of dividends and other distributions, if any. Historical performance of the fund does not necessarily indicate what will happen in the future.


          Year by year total return as of December 31 of each year (%)

-------------------------------------------------------------------------------------------------

1991        1992      1993      1994      1995      1996      1997      1998      1999      2000
-------------------------------------------------------------------------------------------------
3.93        2.34      1.75      2.25      3.17      2.85      2.95      2.75      2.56      3.44
-------------------------------------------------------------------------------------------------


                       During the past ten calendar years:

--------------------------------------------------------------------------------
                             Quarter Ended            Total Return
--------------------------------------------------------------------------------
Best quarter:                March 31, 1991               1.05%
--------------------------------------------------------------------------------
Worst quarter:               March 31, 1993               0.42%
--------------------------------------------------------------------------------

For the fund's current seven-day yield, call toll-free 1-800-822-5544.


Average annual total returns as of December 31, 2000:

----------------------------------------------------
1 Year                     3.44%
----------------------------------------------------
5 Years                    2.91%
----------------------------------------------------
10 Years                   2.80%
----------------------------------------------------

[icon]  F E E S  A N D  E X P E N S E S  O F  T H E  F U N D

The table below describes the fees and expenses you will incur directly or indirectly as an investor in the fund. The fund pays operating expenses directly out of its assets so they lower the fund's dividends. Other expenses include transfer agency, custody, professional and registration fees. The fund has no sales charge or redemption fee, but is subject to a Rule 12b-1 service fee.

                         Annual Fund Operating Expenses
                  (expenses that are deducted from fund assets)

         ---------------------------------------------------------
         Management Fees                                0.50%
         ---------------------------------------------------------
         Distribution and/or Service (12b-1)            0.20%(a)
         Fee
         ---------------------------------------------------------
         Other Expenses                                 0.10%
         ---------------------------------------------------------
         Total Annual Fund Operating Expenses           0.80%
         ---------------------------------------------------------

(a) Legg Mason Wood Walker, Incorporated has agreed to waive 0.10% of the 12b-1 service fee indefinitely, reducing total expenses from 0.80% to 0.70%.

Example:
This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in the fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown.


--------------------------------------------------------------------------------
1 Year               3 Years               5 Years              10 Years
--------------------------------------------------------------------------------
$82                  $255                  $444                 $990
--------------------------------------------------------------------------------

[icon]  M AN A G E M E N T

Management and Adviser:

Legg Mason Fund Adviser, Inc. ("LMFA") is the manager of the fund. As manager, LMFA is responsible for investment management and administrative services and for overseeing the fund's relationships with outside service providers, such as the custodian, transfer agent, accountants and lawyers. LMFA has been registered as an investment adviser since 1982.

LMFA has delegated certain advisory responsibilities to Legg Mason Trust, fsb ("LM Trust"). As adviser, LM Trust is responsible for investment management of the fund, including the responsibility for making investment decisions and placing orders to buy, sell or hold a particular security. LM Trust acts as investment adviser to investment companies and private accounts with aggregate assets of approximately $1.5 billion as of December 31, 2000. The fund pays LMFA an advisory fee equal to an annual rate of 0.50% of the fund's average daily net assets. LMFA, in turn, pays LM Trust an advisory fee equal to an annual rate of 0.45% of the fund's average daily net assets.

On June 1, 2000, LMFA and LM Trust replaced Legg Mason Capital Management, Inc. ("LMCM") as manager and investment adviser for the fund. The advisory personnel who previously managed the fund as employees of LMCM continue to do so as employees of LM Trust. For the five month period ended May 31, 2000, the fund paid LMCM a fee equal to an annual rate of 0.50% of the fund's average daily net assets and LMCM, in turn, paid LMFA an administrative fee equal to an annual rate of 0.05% of the fund's average daily net assets.

LMFA, LM Trust and LMCM are each located at 100 Light Street, Baltimore, Maryland 21202.

Distributor of the fund's shares:

Legg Mason Wood Walker, Incorporated ("Legg Mason"), 100 Light Street, Baltimore, Maryland 21202, distributes the fund's shares. The fund has adopted a plan under Rule 12b-1 that allows it to pay fees for the sale of its shares and for services provided to shareholders not to exceed an annual rate of 0.20% of the fund's average daily net assets. However, Legg Mason has agreed that it will waive 0.10% of the 12b-1 service fee indefinitely. The fees are calculated daily and paid monthly.

Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Legg Mason may enter into agreements with other brokers to sell shares of the fund. Legg Mason pays these brokers up to 90% of the service fee that it receives from the fund for those sales.

LM Trust, LMFA, LMCM and Legg Mason are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

[icon] H O W  T O  I N V E S T

To open an account, contact a Legg Mason Financial Advisor, Legg Mason Funds Investor Services ("FIS") or another entity that has entered into an agreement with the fund's distributor to sell shares of the fund. The minimum initial investment is $1,000 and the minimum for each purchase of additional shares is $500.

Certain investment methods may be subject to lower minimum initial and additional investments. Arrangements may also be made with some employers and financial institutions for regular automatic monthly investments of $50 or more in shares of the fund. Contact your financial adviser or FIS with any questions regarding your investment options.

Once your account is open, you may use the following methods to purchase shares of the fund:

--------------------------------------------------------------------------------
In Person                 Give your  financial  adviser a check for $500 or more
                          payable to the fund.
--------------------------------------------------------------------------------
Mail                      Mail your check, payable to the fund, for $500 or more
                          to  your  financial  adviser  or to Legg  Mason  Funds
                          Investor  Services at P.O.  Box 17023,  Baltimore,  MD
                          21297-0356.
--------------------------------------------------------------------------------
Telephone or Wire         Call your financial  adviser or FIS at  1-800-822-5544
                          to transfer available cash balances in your brokerage account or to transfer money from your bank directly.
                          Wire transfers may be subject to a service charge by your bank.

--------------------------------------------------------------------------------
Internet or TeleFund      FIS clients may  purchase  shares of the fund  through
                          Legg       Mason's        Internet       site       at
                          http://www.leggmasonfunds.com  or through a  telephone
                          account     management     service    "TeleFund"    at
                          1-877-6-LMFUNDS.
--------------------------------------------------------------------------------
Automatic                 Arrangements  may be  made  with  some  employers  and
Investments               financial  institutions for regular  automatic monthly
                          investments  of $50 or more in shares of the fund. You
                          may  also   reinvest   dividends   from  certain  unit
                          investment trusts in shares of the fund.
--------------------------------------------------------------------------------
Future First              Contact a Legg  Mason  Financial  Advisor to enroll in
Systematic                Legg Mason's Future First Systematic  Investment Plan.
Investment Plan           Under this plan, you may arrange for automatic monthly
                          investments  in the fund of $50 or more.  The transfer
                          agent will transfer funds monthly from your Legg Mason
                          account  or  from  your  checking/savings  account  to
                          purchase shares of the fund.
--------------------------------------------------------------------------------

Investments made through entities other than Legg Mason may be subject to transaction fees or other purchase conditions established by those entities. You should consult their program literature for further information.

Purchase orders received in federal funds form, by either your Legg Mason Financial Advisor or other entity offering the fund, on any day that the New York Stock Exchange ("Exchange") is open, will be processed as follows:


--------------------------------------------------------------------------------
                           Shares will be purchased
If the purchase            at the net asset value      Such shares will begin
order is received          next determined on the      to earn dividends on the
--------------------------------------------------------------------------------
before 12:00 noon,
Eastern time                      same day                    same day
--------------------------------------------------------------------------------
12 noon or after,
but before 4:00 p.m.,
Eastern time                      same day                    next day
--------------------------------------------------------------------------------
4:00 p.m. or after,
Eastern time                      next day                    next day
--------------------------------------------------------------------------------

If you do not make payment in federal funds, your order will be processed when payment is converted into federal funds, which is usually completed in two days, but may take up to ten days. Most bank wires are federal funds.

[icon]  H O W  T O  S E L L  Y O U R  S H A R E S

You may use any of the following methods to sell shares of the fund:

--------------------------------------------------------------------------------
Telephone          Call your financial adviser or FIS at 1-800-822-5544 or other entity offering the fund to request a redemption. Please have the following information ready when you call: the name of the fund, the number of shares (or dollar amount) to be redeemed and your shareholder account number.

                   Proceeds  will be  credited  to your  brokerage  account or a check will be sent to you, at your direction, at no charge to you.  Wire requests will be subject to a fee of $12. For wire transfers,  be sure that your financial adviser has your bank account information on file.
--------------------------------------------------------------------------------
Internet or        FIS clients may request a redemption  of fund shares  through
TeleFund           Legg Mason's  Internet site at  http://www.leggmasonfunds.com or through TeleFund at 1-877-6-LMFUNDS.
--------------------------------------------------------------------------------
Mail               Send a  letter  to the  fund  requesting  redemption  of your shares.  The letter  should be signed by all of the owners of the account. Redemption requests for shares valued at $10,000 or more or when the proceeds are to be paid to someone  other than the accountholder may require a signature guarantee. You
                   may  obtain  a  signature   guarantee   from  most  banks  or
                   securities dealers.
--------------------------------------------------------------------------------
Checkwriting       The fund offers a free  checkwriting  service.  You may write checks to  anyone  in  amounts  of $250 or more.  The  fund's transfer  agent  will  redeem  sufficient  shares  from  your account  to  pay  the  checks.  You  will  continue  to  earn dividends  on your  shares  until  the  check  clears  at the transfer  agent.  Please do not use your checks to close your account.
--------------------------------------------------------------------------------
Securities         Legg Mason has special  redemption  procedures  for investors
Purchases at       who wish to purchase  stocks,  bonds or other  securities  at
Legg Mason         Legg Mason.  Once you've placed an order for securities,  and have not indicated any other payment method, fund shares will be redeemed on the  settlement  date for the amount due. Fund shares may also be redeemed  to cover debit  balances in your brokerage account.
--------------------------------------------------------------------------------

The fund will follow reasonable procedures to ensure the validity of any telephone or Internet redemption request, such as requesting identifying information from users or employing identification numbers. Unless you specify that you do not wish to have telephone redemption privileges, you may be held responsible for any fraudulent telephone order.

Fund shares will be sold at the next net asset value calculated after your redemption request is received by your financial adviser, FIS or other authorized entity offering the fund.

Redemption orders will be processed promptly following receipt of an order in proper form. Generally, proceeds from redemption orders received before 11:00 a.m., Eastern time, will be sent that same day. You will normally receive the proceeds within a week.

Payment of the proceeds of redemptions of shares that were recently purchased by check or acquired through reinvestment of distributions on such shares may be delayed for up to ten days from the purchase date in order to allow for the check to clear.

Additional   documentation  may  be  required  from   corporations,   executors,
partnerships, administrators, trustees or custodians.

Redemptions made through entities other than Legg Mason may be subject to transaction fees or other conditions established by those entities. You should consult their program literature for further information.

The fund has reserved the right under certain conditions to redeem its shares in kind by distributing portfolio securities in payment for redemptions.

[icon]  A C C O U N T  P O L I C I E S

Calculation of net asset value:

To calculate the fund's share price, the fund's assets are valued and totaled, liabilities are subtracted, and the resulting net assets are divided by the number of shares outstanding. The fund seeks to maintain a share price of $1.00 per share. The fund is priced twice a day, as of 12:00 noon, Eastern time, and at the close of regular trading on the Exchange, normally 4:00 p.m., Eastern time, on every day the Exchange is open. The Exchange is normally closed on all national holidays and Good Friday. Like most other money market funds, the fund normally values its investments using the amortized cost method.

Other:

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason or its affiliates.

If your account falls below $500, the fund may ask you to increase your balance. If, after 60 days, your account is still below $500, the fund may close your account and send you the proceeds. The fund will not redeem accounts that fall below $500 solely as a result of a reduction in net asset value per share.

The fund reserves the right to:

o reject any order for shares or suspend the offering of shares for a period of time,

o        change its minimum investment amounts, and

o delay sending out redemption proceeds for up to seven days. This generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions. The fund may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the Securities and Exchange Commission ("SEC").

[icon]  S E R V I C E S  F O R  I N V E S T O R S

For further information regarding any of the services below, please contact your financial adviser or other entity offering the fund for sale.

Account statements:

Legg Mason or the entity through which you invest will send you account statements monthly unless there has been no activity in the account. Legg Mason will send you statements quarterly if you participate in the Future First Systematic Investment Plan or if you purchase shares through automatic investments. Accounts with no activity during a calendar year period will receive only a year-end statement.

Systematic Withdrawal Plan:

If you are purchasing or already own shares with a net asset value of $5,000 or more, you may elect to make systematic withdrawals from the fund. The minimum amount for each withdrawal is $50. You should not purchase shares of the fund when you are a participant in the plan.

Premier Account:

Legg Mason offers a Premier Asset Management Account, which allows you to combine your fund account with a preferred customer VISA Gold debit card, a Legg Mason brokerage account with margin borrowing availability, and unlimited checkwriting with no minimum check amount. Other services include the ability to automatically transfer free credit balances in your brokerage account to your fund account and the automatic redemption of fund shares to offset debit balances in your brokerage account. Legg Mason charges an annual fee for the Premier Account, which is currently $100 for individuals and $175 for corporations and businesses.

Exchange privilege:

Fund shares may be exchanged for shares of any of the other Legg Mason funds, provided these funds are eligible for sale in your state of residence. You can request an exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging.

There is currently no fee for exchanges; however, you may be subject to a sales charge when exchanging into a fund that has one. An exchange of the fund's shares will be treated as a sale of the shares and any gain on the transaction may be subject to tax.

The fund reserves the right to:

o terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from the fund in one calendar year.

o terminate or modify the exchange privilege after 60 days' written notice to shareholders.

[icon]  D I S T R I B U T I ON S   A N D   T A X E S

The fund declares dividends from its net investment income daily and pays them monthly.

Your dividends will be automatically reinvested in additional shares of the fund, unless you elect to receive them in cash. To change your election, you must notify the fund at least ten days before the next dividend is to be paid. You may also request that your dividends be reinvested in shares of another eligible Legg Mason fund.

The fund does not expect to realize any capital gain or loss; however, if the fund realizes any net short-term capital gains, it will pay them at least once every twelve months.

If the postal or other delivery service is unable to deliver your check, your election will automatically be converted to having all dividends reinvested in fund shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

Any dividends will be "exempt-interest" dividends if, at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets consists of certain obligations the interest on which is excludable from gross income for federal income tax purposes. Exempt-interest dividends are excludable from a shareholder's gross income; however, the amount of those dividends must be reported on the recipient's federal income tax return.

Fund distributions of any net short-term capital gains will be taxable to most investors, whether received in cash or reinvested in additional shares of the fund. Generally, those distributions will be taxable as ordinary income.

The sale or exchange of fund shares will not result in any gain or loss for the shareholder to the extent the fund maintains a stable share price of $1.00.

To a limited extent, the fund may invest in securities that generate income that will not be exempt from federal or state income tax. Dividends derived from interest on municipal obligations may not be exempt from income taxation under state or local law. A tax statement will be sent to you after the end of each year detailing the tax status of your distributions.

The fund is required to withhold 31% of all taxable dividends payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number or who are otherwise subject to backup withholding.

Because each investor's tax situation is different, please consult your tax adviser about federal, state and local tax considerations.

[icon]  F I N A N C I A L  H I G H L I G H T S

The financial highlights table is intended to help you understand the fund's financial performance for the past five years. Total return represents the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been audited by the fund's independent accountants, PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is incorporated by reference into the Statement of Additional Information (see back cover) and is included in the annual report. The annual report is available upon request by calling toll-free 1-800-822-5544.

The following information reflects financial results for a a single share of the fund:


                                                                      For the Years Ended December 31,
                                            ----------------------------------------------------------------------------------
                                               2000                1999              1998            1997              1996
                                            ----------------------------------------------------------------------------------

Income from Investment Operations:
Net asset value, beginning of year             $1.00               $1.00              $1.00           $1.00             $1.00
Net investment income                         0.0339              0.0252             0.0271          0.0292            0.0282
Distributions:
Dividends from net investment income         (0.0339)            (0.0252)           (0.0271)        (0.0292)          (0.0282)
                                             ---------------------------------------------------------------------------------
Net asset value, end of year                   $1.00               $1.00              $1.00           $1.00             $1.00
                                             ---------------------------------------------------------------------------------

      Total return                             3.44%               2.56%              2.75%           2.95%             2.85%

Ratios/Supplemental Data:
      Ratios to average net assets:
            Total expenses  A                  0.70%               0.71%              0.72%           0.73%             0.64%
            Net expenses    B                  0.70%               0.70%              0.71%           0.72%             0.64%
            Net investment income              3.39%               2.52%              2.71%           2.92%             2.82%

      Net assets, end of year
            (in thousands)                  $388,130            $374,853           $330,134        $307,371          $278,492

      A This ratio reflects total expenses before compensating  balance credits.
      B This ratio reflects expenses net of compensating balance credits.


Legg Mason Tax Exempt Trust, Inc.
--------------------------------

The following additional information about the fund is available upon request and without charge:

Statement of Additional Information (SAI) - The SAI is filed with the SEC and is incorporated by reference into (is considered part of) this prospectus. The SAI provides further information and additional details about the fund and its policies.

Annual and Semi-Annual Reports - Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders

To  request  the  SAI  or  any  reports  to  shareholders,  or  to  obtain  more information:
o        call toll-free 1-800-822-5544
o        visit us on the Internet via http://www.leggmasonfunds.com
o        write to us at:            Legg Mason Wood Walker, Incorporated
                                    100 Light Street, P.O. Box 1476
                                    Baltimore, Maryland 21203-1476

Information about the fund, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


LMF-015                                               SEC file number: 811-3526

                        LEGG MASON TAX EXEMPT TRUST, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                 April 12, 2001

This Statement of Additional Information is not a prospectus and should be read in conjunction with the fund's Prospectus, dated April 12, 2001, which has been filed with the Securities and Exchange Commission ("SEC"). The fund's financial statements and the report of its independent accountants are incorporated by reference into this Statement of Additional Information from the fund's annual report to shareholders. A copy of either the Prospectus or the annual report is available without charge by writing to or calling the fund's distributor, Legg Mason Wood Walker, Incorporated ("Legg Mason") at 1-800-822-5544.

                             Legg Mason Wood Walker,
                                  Incorporated
--------------------------------------------------------------------------------
                                100 Light Street
                                  P.O. Box 1476
                         Baltimore, Maryland 21203-1476
                          (410) 539-0000 (800) 822-5544

                                TABLE OF CONTENTS



                                                                          Page

DESCRIPTION OF THE FUND.....................................................3
FUND POLICIES...............................................................3
INVESTMENT STRATEGIES AND RISKS.............................................4
MANAGEMENT OF THE FUND......................................................8
THE FUND'S INVESTMENT ADVISER/MANAGER.......................................11
THE FUND'S DISTRIBUTOR......................................................12
ADDITIONAL TAX INFORMATION..................................................14
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..............................15
VALUATION OF FUND SHARES....................................................19
HOW THE FUND'S YIELD IS CALCULATED..........................................20
PERFORMANCE INFORMATION.....................................................21
PORTFOLIO TRANSACTIONS AND BROKERAGE........................................22
CAPITAL STOCK INFORMATION...................................................23
THE FUND'S CUSTODIAN AND TRANSFER AND
DIVIDEND DISBURSING AGENT...................................................23
THE FUND'S LEGAL COUNSEL....................................................23
THE FUND'S INDEPENDENT ACCOUNTANTS..........................................23
FINANCIAL STATEMENTS........................................................23
APPENDIX A          ........................................................A-1




No person has been authorized to give any information or to make any representations not contained in the Prospectus or this Statement of Additional Information in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the fund or its distributor. The Prospectus and this Statement of Additional Information do not constitute an offering by the fund or by the distributor in any jurisdiction in which such offering may not lawfully be made.

                             DESCRIPTION OF THE FUND

         Legg Mason Tax Exempt Trust, Inc. ("Tax Exempt Trust" or "Corporation" or "fund") is a diversified open-end management investment company that was established as a Maryland corporation on July 26, 1982.

                                  FUND POLICIES

         Tax Exempt Trust's investment objective is to seek high current income exempt from federal income tax, to preserve capital, and to maintain liquidity.

         The fund has adopted certain fundamental investment limitations, described below, that cannot be changed except by vote of a majority of its shareholders.

         The following information supplements the information concerning the fund's investment objective, policies and limitations found in the Prospectus.

         The fund may not:

         1. Borrow money, except for temporary purposes in an aggregate amount not to exceed 10% of the value of the total assets of the fund; provided that borrowings in excess of 5% of such value will be only from banks, and the fund will not purchase portfolio securities while its borrowings exceed 5% (interest paid on borrowed money would reduce income to the fund);

         2. Underwrite the securities of other issuers, except insofar as the fund may be deemed an underwriter under the Securities Act of 1933, as amended, in disposing of a portfolio security;

         3. Purchase common stocks, preferred stocks, warrants, or other equity securities;

         4. Buy or hold any real estate other than municipal bonds secured by real estate or interests therein;

         5. Buy or hold any commodity or commodity futures contracts, or any oil, gas or mineral exploration or development program;

         6. Make loans, except loans of portfolio securities and except to the extent the purchase of a portion of an issue of publicly distributed notes, bonds or other evidences of indebtedness, the entry into repurchase agreements, or deposits with banks and other financial institutions may be considered loans;

         7. Mortgage or pledge any of the fund's assets, except to the extent, up to a maximum of 10% of the value of its total assets, necessary to secure borrowings permitted by paragraph 1;

         8. Buy securities on "margin" or make "short" sales of securities;

         9. Write or purchase put or call options, except to the extent that securities subject to stand-by commitments may be purchased as set forth under "Investment Strategies and Risks" in this Statement of Additional Information ("SAI");

         10. Buy securities which have legal or contractual restrictions on resale, if the purchase causes more than 10% of the fund's assets to be invested in illiquid securities and repurchase agreements maturing in more than seven days;

         11. Buy securities issued by any other investment company, except in connection with a merger, consolidation, acquisition or reorganization;

         12. Invest more than 5% of its total assets in securities of issuers which, including their predecessors, have been in operation for less than three years;

         13. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if immediately after such purchase more than 5% of the fund's total asset value would be invested in such issuer, except that up to 25% of the fund's total asset value may be invested without regard to such 5% limitation;

         14. Issue senior securities, except as permitted by the Investment Company Act of 1940, as amended ("1940 Act");

         15. Purchase any security if, as a result of that purchase, 25% or more of its total assets would be invested in securities having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. State or local governments or subdivisions thereof are not considered members of any industry for purposes of this limitation.

         Except as otherwise stated, if a fundamental or non-fundamental percentage limitation set forth in the Prospectus or this SAI is complied with at the time an investment is made, a later increase or decrease in percentage resulting from a change in the value of portfolio securities, in the asset value of the fund or in the number of securities an issuer has outstanding will not be considered to be outside the limitation. For purposes of fundamental policy #15, the fund considers the "issuer" of an obligation of any state or local government or subdivision thereof to be the entity responsible for payment.

         As noted above, the fundamental investment limitations of the fund, along with its investment objective, may be changed only by a "vote of a majority of the outstanding voting securities" of the fund, a term defined in the 1940 Act to mean the vote: (1) of more than 50% of the outstanding shares of the fund or (2) of 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy, whichever is less.

         Except  as  otherwise  noted,  the  fund's   investment   policies  and
limitations are non-fundamental and may be changed without a shareholder vote.

                         INVESTMENT STRATEGIES AND RISKS

         The fund seeks to produce high current income exempt from federal income tax, to preserve capital, and to maintain liquidity. The fund normally invests substantially all of its assets in a diversified portfolio of obligations issued by or on behalf of the states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, instrumentalities or authorities, the interest on which, in the opinion of counsel to the issuers of those obligations, is exempt from federal income tax and is not a tax preference item ("TPI") for purposes of the federal alternative minimum tax ("municipal obligations").

         In selecting investments, the fund considers the ratings assigned to securities by nationally recognized statistical rating organizations ("NRSROs"), such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P"). The ratings of NRSROs represent their opinions as to the quality of the municipal obligations which they undertake to rate. It should be emphasized, however, that ratings are only opinions of the rating companies and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, interest rate and rating may have different market prices. Appendix A to this SAI contains information concerning the ratings of Moody's and S&P and their significance. The fund considers each rating to include any modifiers, e.g., "+" or "-".

         Municipal obligations include "general obligation bonds," which are secured by the issuer's pledge of its full faith and credit, including its taxing power, and "revenue bonds," which are payable only from the revenues derived from a particular facility or class of facilities or from the proceeds of a special excise tax or other specific revenue source, such as the corporate user of the facility being financed. Private activity bonds usually are revenue bonds and are not payable from the unrestricted revenues of the issuer. The credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facilities. Municipal obligations also include short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes and other forms of short-term debt obligations. Such notes may be issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

         Opinions relating to the validity of municipal obligations, to the exemption of interest thereon from federal income tax, and to the interest not being a TPI are rendered by bond counsel to the issuers at the time of issuance. Neither the fund nor the adviser will independently review the basis for such opinions.

         An issuer's obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that litigation or other conditions may materially and adversely affect the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal obligations.

         From time to time, Congress has considered proposals that would restrict or eliminate the federal income tax exemption for interest on municipal obligations. If Congress enacted such a proposal, the availability of municipal obligations for investment by the fund and the value of its assets could be materially and adversely affected. In that event, the fund would re-evaluate its investment objectives and policies and consider changes in its structure or possible dissolution.

When-issued Securities

         The fund may enter into commitments to purchase municipal obligations on a when-issued basis. Such securities are often the most efficiently priced and have the best liquidity in the bond market. When the fund purchases securities on a when-issued basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. To meet its payment obligation, the fund will establish a segregated account with its custodian and maintain cash or appropriate liquid obligations in an amount at least equal to the payment that will be due. The fund does not expect that its commitment to purchase when-issued securities will at any time exceed, in the aggregate, 25% of total assets.

         Delivery of and payment for when-issued securities normally take place 7 to 45 days after the date of the commitment. Consequently, increases in the market rate of interest between the commitment date and settlement date may result in a market value for the security on the settlement date that is less than its purchase price. Typically, no interest accrues to the purchaser until the security is delivered.

         With regard to each such commitment, the fund maintains in a segregated account with its custodian, commencing on the date of such commitment, cash, municipal obligations or other high-quality liquid securities equal in value to the purchase price for the when-issued securities due on the settlement date. The fund only makes when-issued commitments with the intention of actually acquiring the securities, but it may sell these securities before the settlement date if market conditions warrant. When payment is due for when-issued securities, the fund meets its obligation from then-available cash flow, from the sale of securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). The purchase of when-issued securities could affect the fund's share price in a manner similar to the use of borrowing.

Stand-by Commitments

         When the fund exercises a stand-by commitment that it has acquired from a dealer with respect to its investments in municipal obligations, the dealer normally pays the fund an amount equal to (1) the fund's acquisition cost of the municipal obligations (excluding any accrued interest which the fund paid on its acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the fund owned the securities, plus
(2) all interest accrued on the securities since the last interest payment date or the date the securities were purchased by the fund, whichever is later. The fund's right to exercise stand-by commitments is unconditional and unqualified and exercisable by the fund at any time prior to the underlying securities' maturity.

         A stand-by commitment is not transferable by the fund without the underlying securities, although the fund could sell the underlying municipal obligations to a third party at any time. The fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the fund will not exceed 1/2 of 1% of the fund's total asset value calculated immediately after each stand-by commitment is acquired. The fund intends to enter into stand-by commitments only with those banks, brokers and dealers that in the adviser's opinion present minimal credit risks.

         The fund intends to acquire stand-by commitments solely to facilitate liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not ordinarily affect the valuation or assumed maturity of the underlying municipal obligations, which will continue to be valued in accordance with the amortized cost method. Stand-by commitments acquired by the fund will be valued at zero in determining net asset value. Where the fund paid directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation during the period the commitment is held by the fund. Stand-by commitments will not affect the average weighted maturity of the assets of the fund.

         Although demand features and stand-by commitments are techniques that are defined as "puts" under Rule 2a-7 of the 1940 Act, the fund does not consider them to be "puts" as that term is used in the fund's investment limitations. Demand features and stand-by commitments are features which enhance an instrument's liquidity. The fund's investment limitation which proscribes puts is designed to prohibit the purchase and sale of put and call options and is not designed to prohibit the fund from using techniques which enhance the liquidity of portfolio instruments.

Variable Rate and Floating Rate Obligations

         The fund may invest in variable and floating rate municipal obligations. A variable rate obligation differs from an obligation with a fixed rate coupon, the value of which fluctuates in inverse relation to interest rate changes. If interest rates decline, generally the value of a fixed rate obligation increases and the obligation sells at a premium. Should interest rates increase, generally the value of a fixed rate obligation decreases and the obligation sells at a discount. The magnitude of such capital fluctuations is also a function of the period of time remaining until the obligation matures. Short-term fixed rate obligations are minimally affected by interest rate changes; the greater the remaining period until maturity, the greater the fluctuation in value of a fixed rate obligation is likely to be.

         Variable rate obligation coupons are not fixed for the full term of the obligation but are adjusted periodically based upon changes in prevailing interest rates. As a result, the value of variable rate obligations is less affected by changes in interest rates. The more frequently such obligations are adjusted, the less such obligations are affected by interest rate changes during the period between adjustments. The value of a variable rate obligation, however, may fluctuate in response to market factors and changes in the creditworthiness of the issuer.

         By investing in variable rate obligations, the fund hopes to take advantage of the normal yield curve function that usually results in higher yields on longer-term investments. This policy also means that should interest rates decline, the yield of the fund will decline, and the fund and its shareholders will forgo the opportunity for capital appreciation of its portfolio investments and of their shares. Should interest rates increase, however, the yield of the fund will increase, and the fund and its shareholders will face less risk of capital depreciation of its portfolio investments and of their shares. There is no limitation on the percentage of the fund's assets that may be invested in variable rate obligations. However, the fund will limit the value of its investments in any variable rate securities that are illiquid and in all other illiquid securities to 10% or less of its net assets.

         Floating  rate  obligations  also are not fixed,  but are  adjusted  as
specified   benchmark   interest  rates  change.   In  other   respects,   their
characteristics are similar to variable rate notes, as discussed previously.

         The fund may also invest in floating rate and variable rate demand notes. A demand feature entitles the fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 days' notice or (2) at specified intervals, not exceeding 397 days, and upon no more than 30 days' notice. The note may be supported by an unconditional bank letter of credit guaranteeing payment of the principal or both the principal and accrued interest. The adviser, as permitted by the SEC, may take into consideration the creditworthiness of the bank issuing the letter in making the investment decision. A change in the credit quality of the bank backing a variable rate or floating rate demand note could result in a loss to the fund and affect its share price. The SEC permits some variable and floating rate instruments to be deemed to have remaining maturities of 397 days or less, notwithstanding that the date on which final payment is due may be in excess of 397 days.

Temporary Investments

         From time to time for liquidity purposes or pending the investment of the proceeds of the sale of shares, the fund may invest up to 20% of its net assets in: obligations of the U.S. Government, its agencies and instrumentalities; certificates of deposit and bankers' acceptances of U.S. domestic banks with assets of one billion dollars or more; commercial paper or other corporate notes of high grade quality; and any of such items subject to short-term repurchase agreements. Interest earned from such taxable investments will be taxable to investors as ordinary income when distributed to them. For temporary defensive purposes, the fund may invest up to 100% of its assets in U.S. Government securities and other taxable short-term instruments.

Repurchase Agreements

         A repurchase agreement is an agreement under which municipal obligations, U.S. Government obligations or other high-quality debt securities are acquired by the fund from a securities dealer or bank subject to resale at a previously agreed-upon price and date. The resale price reflects an agreed interest rate effective for the period the securities are held and is unrelated to the interest rate provided by the securities. In these transactions, the securities acquired by the fund are held by a custodian bank until resold and will be supplemented by additional collateral if necessary to maintain a total value equal to or in excess of the value of the repurchase agreement. Repurchase agreements are usually for periods of one week or less but may be for longer periods. The fund will not enter into repurchase agreements of more than seven days duration if more than 10% of its net assets would be invested in such agreements and other illiquid investments. The fund's income from repurchase agreements is taxable as interest income.

         The fund may suffer a loss to the extent that proceeds from the sale upon a default of the obligation to repurchase are less than the repurchase price. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the fund could be delayed or limited. However, the adviser has adopted standards for the parties with whom it will enter into repurchase agreements that it believes are reasonably designed to assure that each party presents no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement.

Trading Policies

         In seeking increased income, the fund may not always hold its securities to maturity but may sell a security to buy another with a higher yield because of short-term market movements. This may result in high portfolio turnover. The fund, however, does not anticipate incurring significant brokerage expenses in connection with this trading, because the transactions ordinarily are made directly with the issuer or a dealer on a net price basis.

                             MANAGEMENT OF THE FUND

         The Corporation's officers are responsible for the operation of the Corporation under the direction of the Board of Directors. The officers and directors of the Corporation and their principal occupations during the past five years are set forth below. An asterisk (*) indicates officers and/or directors who are "interested persons" of the fund as defined by the 1940 Act. The business address of each director and officer is 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.


------------------------------------------------------------------------------------------------------------
                                Position(s) Held                 Principal Occupation(s)
Name, Address, Age                 with Fund                       During Past 5 Years
------------------------------------------------------------------------------------------------------------

JOHN F. CURLEY, JR.*            Chairman of the Board   President and/or Chairman of the Board and
[7/24/39]                       and Director            Director/Trustee of all Legg Mason retail funds;
                                                        Retired Vice Chairman and Director of Legg Mason,
                                                        Inc. and Legg Mason Wood Walker, Inc.; Formerly:
                                                        Director of Legg Mason Fund Adviser, Inc. and
                                                        Western Asset Management Company (each a registered
                                                        investment adviser); Officer and/or Director of
                                                        various other affiliates of Legg Mason, Inc.
------------------------------------------------------------------------------------------------------------


                                       8

------------------------------------------------------------------------------------------------------------
                                Position(s) Held                 Principal Occupation(s)
Name, Address, Age                 with Fund                       During Past 5 Years
------------------------------------------------------------------------------------------------------------
EDMUND J. CASHMAN, Jr. *        President and Director  Senior Executive Vice President and Director of
[8/31/36]                                               Legg Mason, Inc., and Legg Mason Wood Walker, Inc.;
                                                        Officer and/or Director of various other affiliates
                                                        of Legg Mason, Inc.; Vice Chairman of the Board and
                                                        Director of Legg Mason Income Trust, Inc.,
                                                        President and Director of Legg Mason Tax Exempt
                                                        Trust, Inc., and President and Trustee of Legg
                                                        Mason Tax-Free Income Funds
------------------------------------------------------------------------------------------------------------
RICHARD G. GILMORE              Director                Independent Consultant.  Director of CSS
[6/9/27]                                                Industries, Inc. (diversified holding company whose
10310 Tam O' Shanter Place                              subsidiaries are engaged in the manufacture and
Bradenton, Florida  34202                               sale of decorative paper products, business forms,
                                                        and specialty metal packaging); Director/Trustee of
                                                        all Legg Mason retail funds.  Formerly:  Senior
                                                        Vice President, Chief Financial Officer and
                                                        Director of Philadelphia Electric Company (now
                                                        Exelon Corporation); Executive Vice President and
                                                        Treasurer, Girard Bank, and Vice President of its
                                                        parent holding company, the Girard Company; and
                                                        Director of Finance, City of Philadelphia
------------------------------------------------------------------------------------------------------------
ARNOLD L. LEHMAN                Director                Director of the Brooklyn Museum of Art;
[7/18/44]                                               Director/Trustee of all Legg Mason retail funds.
The Brooklyn Museum of Art                              Formerly:  Director of the Baltimore Museum of Art
200 Eastern Parkway
Brooklyn, New York  11238
------------------------------------------------------------------------------------------------------------
JILL E. McGOVERN                Director                Chief Executive Officer of The Marrow Foundation
[8/29/44]                                               since 1993.  Director/Trustee of all Legg Mason
400 Seventh Street NW                                   retail funds.  Formerly: Executive Director of the
Washington, DC  20008                                   Baltimore International Festival (January 1991 -
                                                        March 1993); and Senior Assistant to the President
                                                        of The Johns Hopkins University (1986-1990)
------------------------------------------------------------------------------------------------------------
T.A. RODGERS                    Director                Principal, T.A. Rodgers & Associates (management
[10/22/34]                                              consulting); Director/Trustee of all Legg Mason
2901 Boston Street                                      retail funds.  Formerly:  Director and Vice
Baltimore, Maryland  21202                              President of Corporate Development, Polk Audio,
                                                        Inc. (manufacturer of audio components)
------------------------------------------------------------------------------------------------------------
MARIE K. KARPINSKI*             Vice President and      Vice President and Treasurer of Legg Mason Fund
[1/1/49]                        Treasurer               Adviser, Inc., and Vice President and Treasurer of
                                                        all Legg Mason retail funds
------------------------------------------------------------------------------------------------------------
MARC R. DUFFY*                  Vice President and      Employee of Legg Mason since September 1999 and
[1/29/58]                       Secretary               Vice President and Secretary of all Legg Mason
                                                        retail funds.  Formerly:  Senior Associate,
                                                        Kirkpatrick & Lockhart LLP (1996-1999), Senior
                                                        Counsel, Securities and Exchange Commission,
                                                        Division of Investment Management (1989-1995)
------------------------------------------------------------------------------------------------------------

         Officers and directors of the Corporation who are "interested persons" of the Corporation receive no salary or fees from the Corporation. Each Director of the Corporation who is not an interested person of the Corporation ("Independent Directors") receives an annual retainer and a per meeting fee based on the average net assets of the fund as of December 31 of the previous year.

         The Nominating Committee of the Board of Directors is responsible for the selection and nomination of Independent Directors. The Committee is composed of Messrs. Gilmore, Lehman, Rodgers and Dr. McGovern, each of whom is an Independent Director as that term is defined in the 1940 Act.

         On March 2, 2001, the directors and officers of the Corporation beneficially owned in the aggregate less than 1% of the fund's outstanding shares.

         On  March  2,  2001,   the  following   entities  owned  of  record  or
beneficially the following percentages of the fund's outstanding shares:

           ---------------------------------------------------------
                 Name and Address               % of Class Held
           ---------------------------------------------------------
           CIQ Investments LLC                       8.29%
           1665 South Maguire Drive
           Wickenburg, AZ 85390-3139
           ---------------------------------------------------------
           J Quayle & C Quayle Co-TTEES              5.65%
           James & Corinne P Quayle
           Family Trust
           1665 Maguire Drive
           Wickenburg, AZ 85390-3139
           ---------------------------------------------------------

         The following table provides certain information relating to the compensation of the Corporation's directors. None of the Legg Mason funds has any retirement plan for its directors.

                               COMPENSATION TABLE

--------------------------------------------------------------------------------
                                     Aggregate          Total Compensation From
Name of Person and                 Compensation          Fund and Fund Complex
Position                            From Fund*            Paid to Directors**
--------------------------------------------------------------------------------

John F. Curley, Jr.,                   NONE                       NONE
Chairman and Director
--------------------------------------------------------------------------------
Richard G. Gilmore, Director          $2,400                    $44,100
--------------------------------------------------------------------------------
Arnold L. Lehman, Director            $2,400                    $44,100
--------------------------------------------------------------------------------
Jill E. McGovern, Director            $2,400                    $44,100
--------------------------------------------------------------------------------
T.A. Rodgers, Director                $2,400                    $44,100
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     Aggregate          Total Compensation From
Name of Person and                 Compensation          Fund and Fund Complex
Position                            From Fund*            Paid to Directors**
--------------------------------------------------------------------------------

Edmund J. Cashman, Jr.,                NONE                       NONE
President and Director
--------------------------------------------------------------------------------

     * Represents fees paid to each director during the fiscal year ended December 31, 2000.

     ** Represents aggregate compensation paid to each director during the calendar year ended December 31, 2000. There are twelve open-end investment companies in the Legg Mason complex (with a total of twenty-three funds).


                      THE FUND'S INVESTMENT ADVISER/MANAGER

         Legg Mason Fund Adviser, Inc. ("LMFA"), a Maryland corporation, 100 Light Street, Baltimore, Maryland 21202, serves as the fund's investment adviser and manager under an Investment Advisory and Management Agreement ("Management Agreement"), effective June 1, 2000. From January 1, 1998 to May 31, 2000, Legg Mason Capital Management, Inc. ("LMCM"), served as the fund's investment adviser and manager. LMFM and LMCM are both wholly owned subsidiaries of Legg Mason, Inc.

         The Management Agreement provides that, subject to overall direction by the fund's Board of Directors, LMFA manages or oversees the investment and other affairs of the fund. LMFA is responsible for managing the fund consistent with the fund's investment objective and policies described in its Prospectus and this SAI. LMFA also is obligated to (a) furnish the fund with office space and executive and other personnel necessary for the operation of the fund; (b) supervise all aspects of the fund's operations; (c) bear the expense of certain informational and purchase and redemption services to the fund's shareholders;
(d) arrange, but not pay for, the periodic updating of prospectuses, proxy material, tax returns and reports to shareholders and state and federal regulatory agencies; and (e) report regularly to the fund's officers and directors. LMFA and its affiliates pay all compensation of directors and officers of the fund who are officers, directors or employees of LMFA. The fund pays all of its expenses which are not expressly assumed by LMFA. These expenses include, among others, interest expense, taxes, brokerage fees and commissions, expenses of preparing and printing prospectuses, proxy statements and reports to shareholders and of distributing them to existing shareholders, custodian charges, transfer agency fees, distribution fees to Legg Mason, the fund's distributor, compensation of the Independent Directors, legal and audit expenses, insurance expense, shareholder meetings, proxy solicitations, expenses of registering and qualifying fund shares for sale under federal and state law, governmental fees and expenses incurred in connection with membership in investment company organizations. The fund also is liable for such nonrecurring expenses as may arise, including litigation to which the fund may be a party. The fund may also have an obligation to indemnify its directors and officers with respect to litigation.

         LMFA receives for its services a fee, calculated daily and payable monthly, at an annual rate of 0.50% of the average daily net assets of the fund. For the period June 1, 2000 to December 31, 2000, the fund paid LMFA $1,096,963; and for the period January 1, 2000 to May 31, 2000, the fund paid LMCM $731,596. For the years ended December 31, 1999 and 1998, the fund paid LMCM fees of $1,667,985 and $1,670,147, respectively.

         Legg Mason Trust, fsb ("LM Trust"), 100 Light Street, Baltimore, Maryland 21202, is the investment adviser to the fund pursuant to an Investment Advisory Agreement between LM Trust and LMFA ("Advisory Agreement") effective

June 1, 2000. LM Trust is a wholly owned subsidiary of Legg Mason, Inc. Under the Advisory Agreement, LM Trust is responsible, subject to the supervision of LMFA and the fund's Board of Directors, for the actual management of the fund's assets, including responsibility for making decisions and placing orders to buy, sell or hold a particular security. LMFA pays LM Trust, pursuant to the Advisory Agreement, a fee equal to an annual rate of 0.45% of the fund's average daily net assets. For the period June 1, 2000 to December 31, 2000, the fund paid LM Trust $987,267 in advisory fees.

         Under the Management Agreement and Advisory Agreement, LMFA and LM Trust, respectively, will not be liable for any error of judgment or mistake of law or for any loss by the fund in connection with the performance of the Advisory Agreement or Management Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties under the respective Agreement.

         The Management Agreement and Advisory Agreement each terminate automatically upon assignment and are terminable at any time without penalty by vote of the fund's Board of Directors, by vote of a majority of the fund's outstanding voting securities, or by LMFA or LM Trust, on not less than 60 days' notice to the other party to the Agreement, and may be terminated immediately upon the mutual written consent of all parties to the Agreement.

         The fund, LMFA, LM Trust, and Legg Mason each has adopted a code of ethics under Rule 17j-1 of the 1940 Act, which permits personnel covered by the code to invest in securities that may be purchased or held by the fund, but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing.

                             THE FUND'S DISTRIBUTOR

         Legg Mason, 100 Light Street, Baltimore, Maryland 21202, acts as distributor of the fund's shares pursuant to a separate Underwriting Agreement with the fund. The Underwriting Agreement obligates Legg Mason to promote the sale of fund shares and to pay certain expenses in connection with its distribution efforts, including expenses for the printing and distribution of prospectuses and periodic reports used in connection with the offering to prospective investors (after the prospectuses and reports have been prepared, set in type and mailed to existing shareholders at the fund's expense), and for supplementary sales literature and advertising costs.

         The fund has adopted a Distribution and Shareholder Services Plan ("Plan") which among other things, permits the fund to pay Legg Mason fees for its services related to sales and distribution of fund shares and the provision of ongoing services to shareholders. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses. The fees received by Legg Mason during any year may be more or less than its costs of providing distribution and shareholder services for the fund.

         Pursuant to the Plan, Legg Mason received $365,712 for the year ended December 31, 2000.

         The Plan was adopted, as required by Rule 12b-1 under the 1940 Act, by a vote of the Board of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in the operation of the Plan or the Underwriting Agreement ("12b-1 Directors"). In approving the establishment of the Plan, in accordance with the requirements of Rule 12b-1, the directors determined that there was a reasonable likelihood that the Plan would benefit the fund and its shareholders. The directors considered, among other things, the extent to which the potential benefits of the Plan to the fund's shareholders could offset the costs of the Plan; the likelihood that the

Plan would succeed in producing such potential benefits; the merits of certain possible alternatives to the Plan; and the extent to which the retention of assets and additional sales of the fund's shares would be likely to maintain or increase the amount of compensation paid by the fund to LMFA.

         In considering the costs of the Plan, the directors gave particular attention to the fact that any payments made by the fund to Legg Mason under the Plan would increase the fund's level of expenses in the amount of such payments. Further, the directors recognized that LMFA and LM Trust would earn greater management and advisory fees if the fund's assets were increased, because such fees are calculated as a percentage of the fund's assets and thus would increase if net assets increase. The directors further recognized that there can be no assurance that any of the potential benefits described below would be achieved if the Plan was implemented.

         Among the potential benefits of the Plan, the directors noted that the payment of commissions and service fees to Legg Mason and its investment executives could motivate them to improve their sales efforts with respect to the fund's shares and to maintain and enhance the level of services they provide to the fund's shareholders. These efforts, in turn, could lead to increased sales and reduced redemptions, eventually enabling the fund to achieve economies of scale and lower per share operating expenses. Any reduction in such expenses would serve to offset, at least in part, the additional expenses incurred by the fund in connection with its Plan. Furthermore, the investment management of the fund could be enhanced, as net inflows of cash from new sales might enable its portfolio manager to take advantage of attractive investment opportunities, and reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the funds necessary to meet the redemption requests.

         The Plan will continue in effect only so long as it is approved at least annually by the vote of a majority of the Board of Directors, including a majority of the 12b-1 Directors, cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be terminated by a vote of a majority of the 12b-1 Directors or by a vote of a majority of the outstanding voting shares. Any change in the Plan that would materially increase the distribution cost to the fund requires shareholder approval; otherwise the Plan may be amended by the directors, including a majority of the 12b-1 Directors, as previously described.

         As compensation for its services and expenses, Legg Mason receives annual distribution and service fees not to exceed 0.20% of the fund's average daily net assets. However, Legg Mason has agreed to waive 0.10% of the 12b-1-service fee indefinitely. The distribution and service fees are calculated daily and paid monthly.

         In accordance with Rule 12b-1, the Plan provides that Legg Mason will submit to the fund's Board of Directors, and the directors will review, at least quarterly, a written report of any amounts expended pursuant to the Plan and the purposes for which expenditures were made. In addition, as long as the Plan is in effect, the selection and nomination of the Independent Directors will be committed to the discretion of such Independent Directors.

         During the year ended December 31, 2000, Legg Mason incurred the following distribution and shareholder servicing expenses with respect to the fund:

              ------------------------------------------------------
              Compensation to sales                  $239,000
              personnel
              ------------------------------------------------------
              Advertising                             $98,000
              ------------------------------------------------------
              Printing and mailing of
              prospectuses to prospective             $36,000
              shareholders
              ------------------------------------------------------
              Other                                  $707,000
              ------------------------------------------------------
              Total expenses                       $1,080,000
              ------------------------------------------------------

The foregoing are estimated and do not include all expenses fairly allocable to Legg Mason's or its affiliates' efforts to distribute the fund's shares.

                           ADDITIONAL TAX INFORMATION

Federal Tax

         The following is a general summary of certain federal tax considerations affecting the fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any federal, state or local taxes that might apply to them.
         To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the fund must distribute annually to its shareholders at least 90% of the sum of its net interest income excludable from gross income under section 103(a) of the Code plus its investment company taxable income (generally, taxable net investment income plus net short-term capital gain, if any, determined without regard to any deduction for dividends paid) and must meet several additional requirements. These requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in the securities (other than U.S. Government securities) of any one issuer. If the fund failed to qualify for treatment as a RIC for any taxable year, (i) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (ii) the shareholders would treat all those distributions, including distributions that otherwise would be "exempt-interest dividends" as described in the Prospectus, as taxable dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

         If the fund receives tax-exempt interest attributable to certain "private activity bonds," a proportionate part of the exempt-interest dividends paid by the fund will be a TPI. Exempt-interest dividends received by a corporate shareholder also may be indirectly subject to the alternative minimum tax, without regard to whether the fund's tax-exempt interest was attributable to those bonds. Private activity bonds are issued by or on behalf of public authorities to finance various privately operated facilities.

         If the fund invests in instruments that generate taxable income, distributions of the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits. Moreover, if the fund realizes capital gains as a result of market transactions, any distributions of those gains will be taxable to its shareholders.

         Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds should consult their tax advisers before purchasing fund shares. For users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, a "substantial user" generally includes a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of private activity bonds.

         Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as the fund) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from the fund are still tax-exempt to the extent described in the Prospectus; they are only included in the calculation of whether a recipient's income exceeds certain established amounts.

         The fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute substantially all of its taxable ordinary income by the end of the calendar year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

State and Local Income Tax

         The exemption of certain interest income for federal income tax purposes does not necessarily result in exemption of such income under the income or other tax laws of any state or local jurisdiction. A shareholder may be exempt from state and local taxes on dividends attributable to interest income derived from obligations of the state and/or localities of the state in which he or she is a resident, but generally will be taxed on dividends attributable to income derived from obligations of other jurisdictions. Shareholders receive notification annually of the portion of the fund's tax-exempt income attributable to each state. Shareholders should consult their tax advisers about the tax status in their own states and localities of dividends from the fund.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange ("Exchange") is open for business. The procedure for purchasing shares of the fund is explained in the Prospectus under "How to Invest".

Conversion to Federal Funds

         It is the fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. This conversion must be made before shares are purchased. Legg Mason or Boston Financial Data Services ("BFDS") acts as the shareholders' agent in depositing checks and converting them to federal funds, normally within two to ten business days of receipt of checks.

         A cash deposit made after the daily cashiering deadline of the Legg Mason office in which the deposit is made will be credited to your Legg Mason brokerage account ("Brokerage Account") on the next business day following the day of deposit, and the resulting free credit balance will be invested on the second business day following the day of receipt.

Redemption by Wire

         The fund redeems shares at the next computed net asset value after Legg Mason receives the redemption request. Redemption procedures are explained in the Prospectus under "How to Sell Your Shares". When payment for shares is in the form of federal funds, the 10-day potential delay described in the Prospectus does not apply.

Redemption in Kind

         The fund reserves the right, under certain conditions, to honor any request for a redemption, or combination of requests from the same shareholder in any 90-day period, totaling $250,000 or 1% of the net assets of the fund, whichever is less, by making payment in whole or in part in securities valued in the same way as they would be valued for purposes of computing the fund's net asset value per share. If payment is made in securities, a shareholder should expect to incur brokerage expenses in converting those securities into cash and the market price of those securities will be subject to fluctuation until they are sold. The fund does not redeem in kind under normal circumstances, but would do so where the adviser determines that it would be in the best interests of the shareholders as a whole.

Future First Systematic Investment Plan and Transfer of Funds from Financial Institutions

         When you purchase shares through the Future First Systematic Investment Plan, BFDS, the fund's transfer agent, will transfer funds from your Legg Mason account or from your checking account to be used to buy shares of the fund. Legg Mason, the fund's distributor, will send an account statement quarterly. The transfer also will be reflected on your Legg Mason account statement or your regular checking account statement. You may terminate the Future First Systematic Investment Plan at any time without charge or penalty.

         You may also buy additional shares of the fund through a plan permitting transfers of funds from a financial institution. Certain financial institutions may allow you, on a pre-authorized basis, to have $50 or more automatically transferred monthly for investment in shares of the fund to:

                      Legg Mason Wood Walker, Incorporated
                                Funds Processing
                                  P.O. Box 1476
                         Baltimore, Maryland 21203-1476

         If the investor's check is not honored by the institution on which it is drawn, the investor may be subject to extra charges in order to cover collection costs. These charges may be deducted from the investor's account.

Systematic Withdrawal Plan

         All Legg Mason funds in any Legg Mason account are eligible for the Systematic Withdrawal Plan ("Plan"). Any account with a net asset value of $5,000 or more may elect to make withdrawals of a minimum of $50 on a monthly basis. The amounts paid to you each month are obtained by redeeming sufficient shares from your account to provide the withdrawal amount that you have specified. There are three ways to receive payment of proceeds of redemptions made through the Plan: (1) Credit to brokerage account - fund shares will be redeemed on the first business day of each month and credited to the brokerage account on the third business day; or (2) Check mailed by the funds' transfer agent - fund shares will be redeemed on the 25th of each month or the next business day and a check will be mailed within 3 business days; or (3) ACH to checking or savings account - redemptions of fund shares may occur on any day of the month and the checking or savings account will be credited in approximately two business days. Redemptions will be made at the net asset value per share determined as of the close of regular trading of the Exchange (normally 4:00 p.m., Eastern time) on the day corresponding to the redemption option designated by the investor. If the Exchange is not open for business on that day, the shares will be redeemed at the per share net asset value determined as of the close of the Exchange on the next business day. You may change the monthly amount to be paid to you without charge by notifying Legg Mason or the affiliate with which you have an account. You may terminate the Systematic Withdrawal Plan at any time without charge or penalty. The fund, its transfer agent, and Legg Mason also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

         Withdrawal payments are treated as a sale of shares rather than as a dividend or other distribution. These payments are taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold. If the periodic withdrawals exceed reinvested dividends and distributions, the amount of your original investment may be correspondingly reduced.

         Ordinarily, you should not purchase additional shares of the fund in which you have an account if you maintain a Systematic Withdrawal Plan, because you may incur tax liabilities in connection with such purchases and withdrawals. No fund will knowingly accept purchase orders from you for additional shares if you maintain a Systematic Withdrawal Plan unless your purchase is equal to at least one year's scheduled withdrawals. In addition, if you maintain a Systematic Withdrawal Plan you may not make periodic investments under the Future First Systematic Investment Plan.

Legg Mason Premier Asset Management Account/VISA Account

         Shareholders of the fund who have cash or negotiable securities (including fund shares) valued at $10,000 or more in accounts with Legg Mason may subscribe to Legg Mason's Premier Asset Management Account ("Premier"). This program allows shareholders to link their fund account and their Brokerage Account. Premier provides shareholders with a convenient method to invest in the fund through their Brokerage Accounts, which includes automatic daily investment of free credit balances of $100 or more and automatic weekly investment of free credit balances of less than $100.

         Premier is a comprehensive financial service which allows shareholders to combine their fund account with a preferred customer VISA Gold debit card, a Legg Mason Brokerage Account and unlimited check writing with no minimum check amount.

         The VISA Gold debit card may be used to purchase merchandise or services from merchants honoring VISA or to obtain cash advances (which a bank may limit to $5,000 or less, per account per day) from any bank honoring VISA.

         Checks, VISA charges and cash advances are posted to the shareholder's margin account and create automatic same day redemptions if shares are available in the fund. If fund shares have been exhausted, the debits will be satisfied with available cash or through the sale of securities in the Brokerage Account or, if the Premier account has been established as a margin account, the debits will remain in the margin account, reducing the cash available. The shareholder will receive one consolidated monthly statement which details all fund transactions, securities activity, check writing activity and VISA Gold purchases and cash advances.

         First Data Resource Inc. (FDR), 10825 Farnam Drive, Omaha Nebraska 68154, is the fund's agent for processing payment of VISA Gold debit card charges and clearance of checks written on the Premier Account. Shareholders are subject to BancOne's rules and regulations governing VISA accounts, including the right of BancOne not to honor VISA drafts in amounts exceeding the authorization limit of the shareholder's account at the time the VISA draft is presented for payment. The authorization limit is determined daily by taking the shareholder's fund account balance and subtracting (1) all shares purchased within 15 days by other than federal funds wired; (2) all shares for which certificates have been issued; and (3) any previously authorized VISA transaction.

         Preferred Customer Card Services Unlike some other investment programs which offer the VISA card privilege, Premier also includes travel/accident insurance at no added cost when shareholders purchase travel tickets with their Premier VISA Gold debit card. Coverage is provided through VISA and extends up to $250,000.

         If a VISA Gold debit card is lost or stolen, the shareholder should report the loss immediately by contacting Legg Mason directly between the hours of 8:30 a.m. and 5:00 p.m., or BancOne after hours at 1-800-996-4324. Those shareholders who subscribe to the Premier VISA account privilege may be liable for the unauthorized use of their VISA Gold debit card in amounts up to $50.

         Legg Mason is responsible for all Premier VISA Gold debit card inquiries as well as billing and account resolutions. Simply call Legg Mason Premier Client Services directly between 8:30 a.m. and 5:00 p.m., Eastern Time, at 1-800-253-0454 or 1-410-454-2066 with your account inquiries.

         Automatic Purchases of Fund Shares Shareholders participating in the Premier program who elect to establish a fund account will have free credit balances resulting from the sale of securities in their Brokerage Account automatically invested in shares of the fund. Amounts of $100 or more will be invested on the same business day the proceeds of sale are credited to the Brokerage Account. Free credit balances of less than $100 will be invested in fund shares weekly.

         Free credit balances arising from sales of Brokerage Account securities for cash (i.e., same-day settlement), redemption of debt securities, dividend and interest payments and cash deposits will be invested automatically in fund shares on the next business day following the day the transaction is credited to the Brokerage Account.

         Fund shares will receive the next dividend declared following purchase (normally 12:00 noon, Eastern Time, on the following business day). A purchase order will not become effective until cash in the form of federal funds is received by the fund.

         How to Open a Premier Account To subscribe to Premier services, clients must contact Legg Mason to execute the necessary Premier agreements. Legg Mason charges a fee for the Premier service, which is currently $100 per year for individuals and $175 per year for businesses and corporations. Legg Mason reserves the right to alter or waive the conditions upon which a Premier account may be opened. Both Legg Mason and BancOne reserve the right to terminate or modify any shareholder's Premier services at their discretion.

         You may request Premier Account status by filling out the Premier Asset Management Account Agreement and Check Application which can be obtained from your financial advisor. You will receive your VISA Gold debit card (if applicable) from BancOne. The Premier VISA Gold debit card may be used at over 8 million locations, including 23,000 ATMs, in 24 countries around the world. Premier checks will be sent to you directly. There is no limit on the number of checks you may write against your Premier account.

         Shareholders should be aware that the various features of the Premier program are intended to provide easy access to assets in their accounts and that the Premier account is not a bank account. Additional information about the Premier program is available by calling your financial advisor or Legg Mason's Premier Client Services.

Other Information Regarding Redemption

         The fund reserves the right to modify or terminate the check, wire, telephone or VISA Gold card redemption services described in the Prospectus and this SAI at any time.

         You may request the fund's check writing service by sending a written request to Legg Mason. State Street Bank and Trust Company ("State Street"), the fund's custodian, will supply you with checks which can be drawn on an account of the fund maintained with State Street. When honoring a check presented for payment, the fund will cause State Street to redeem exactly enough full and fractional shares from your account to cover the amount of the check. Canceled checks will be returned to you.

         Check redemption is subject to State Street's rules and regulations governing checking accounts. Checks should not be used to close a fund account because when the check is written you will not know the exact total value of the account, including accrued dividends, on the day the check clears. Persons who obtained certificates for their shares may not use the check writing service.

         The date of payment for a redemption may not be postponed for more than seven days, and the right of redemption may not be suspended except (1) for any periods during which the Exchange is closed, (2) when trading in markets the fund normally utilizes is restricted, or an emergency, as defined by rules and regulations of the SEC, exists, making disposal of the fund's investments or determination of its net asset value not reasonably practicable, or (3) for such other periods as the SEC by regulation or order may permit for protection of the fund's shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

         Although the fund may elect to redeem any shareholder account with a current value of less than $500, the fund will not redeem accounts that fall below $500 solely as a result of a reduction in net asset value per share.

                            VALUATION OF FUND SHARES

         The fund attempts to stabilize the value of a share at $1.00. Net asset value will not be calculated on days when the Exchange is closed. The Exchange currently observes the following holidays: New Year's Day, Martin Luther King's Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Use of the Amortized Cost Method

         The Board of Directors has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at acquisition cost, adjusted for amortization of premium or accumulation of discount, rather than at current market value. The Board of Directors periodically assesses the appropriateness of this method of valuation.

         The fund's use of the amortized cost method depends on its compliance with Rule 2a-7 under the 1940 Act. Under that Rule, the Board of Directors must establish procedures reasonably designed to stabilize the net asset value at $1.00 per share, as computed for purposes of distribution and redemption, taking into account current market conditions and the fund's investment objective.

         Under the Rule, the fund is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the fund to receive the principal amount of the instrument from the issuer or a third party on no more than 30 days' notice. A standby commitment entitles the fund to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.

Monitoring Procedures

         The fund's procedures include monitoring the relationship between the amortized cost value per share and net asset value per share based upon available indications of market value. If there is a difference of more than 0.5% between the two, the Board of Directors will take any steps it considers appropriate (such as shortening the dollar-weighted average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

Investment Restrictions

         Rule 2a-7 requires the fund to limit its investments to instruments that, in the opinion of the Board of Directors or its delegate, present minimal credit risk and are rated in one of the two highest short-term ratings categories by a requisite number of NRSROs or, if unrated (as defined in the Rule), are determined to be of comparable quality. The Rule requires the fund to maintain a dollar-weighted average portfolio maturity appropriate to the objective of maintaining a stable net asset value of $1.00 per share and, in any event of, not more than 90 days. In addition, under the Rule, no instrument with a remaining maturity (as defined in the Rule) of more than 397 days can be purchased by the fund, except that the fund may hold securities with maturities greater than 397 days as collateral for repurchase agreements and other collateralized transactions of short duration. However, the Rule permits the fund to treat certain floating and variable rate demand notes as having maturities of 397 days or less, even if the notes specify a final repayment date more than 397 days in the future.

         Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

         The fund usually holds portfolio securities to maturity and realizes par, unless the adviser determines that sale or other disposition is appropriate in light of the fund's investment objective. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.

         In periods of declining interest rates, the indicated daily yield on shares of the fund, which is computed by dividing the annualized daily income on the fund's investment portfolio by the net asset value computed as above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

         In periods of rising interest rates, the indicated daily yield on shares of the fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

                       HOW THE FUND'S YIELD IS CALCULATED

         The current annualized yield for the fund is based upon a seven-day period and is computed by determining the net change in the value of a hypothetical account in the fund. The net change in the value of the account includes the value of dividends and of additional shares purchased with dividends, but does not include realized gains and losses or unrealized appreciation and depreciation. In addition, the fund may use a compound effective annualized yield quotation which is calculated, as prescribed by SEC regulations, by adding one to the base period return (calculated as described above), raising the sum to a power equal to 365 divided by 7, and subtracting one.

         The fund's yield may fluctuate daily depending upon such factors as the average maturity of its securities, changes in investments, changes in interest rates and variations in operating expenses. Therefore, current yield does not provide a basis for determining future yields.

         The fund from time to time also may advertise its tax-equivalent yield and tax-equivalent effective yield, based on a recently ended seven-day period. These quotations are calculated by dividing that portion of the fund's yield (or effective yield, as the case may be) that is tax-exempt by 1 minus a stated income tax rate and adding the product to that portion, if any, of the fund's yield that is not tax-exempt. Assuming a maximum tax rate of 39.6%, the fund's tax-equivalent yield and tax-equivalent effective yield for the seven-day period ended December 31, 2000 were 6.46% and 6.64%, respectively.

                             PERFORMANCE INFORMATION

         The fund's performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to predict or indicate future results. The return on an investment in the fund will fluctuate. In Performance Advertisements, the fund may compare its taxable yield with data published by Lipper Analytical Services, Inc. for money market funds ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), IBC/Donoghue's Money Market Fund Report ("Donoghue"), Morningstar Mutual Funds ("Morningstar") or Wiesenberger Investment Companies Service ("Wiesenberger") or with the performance of recognized stock and other indexes, including (but not limited to) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), the Dow Jones Industrial Average ("Dow Jones") and the Consumer Price Index as published by the U.S. Department of Commerce.

         The types of securities in which the fund invests are different from those included in the S&P and Dow Jones indices which track the performance of the equity markets. The S&P 500 and Dow Jones are accepted as broad-based measures of the equity markets. Calculation of those indices assumes reinvestment of dividends and ignores brokerage and other costs of investing. The fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Donoghue, Morningstar or Wiesenberger. Performance Advertisements also may refer to discussions of the fund and comparative mutual fund data and ratings reported in independent periodicals, including (but not limited to) THE WALL STREET JOURNAL, MONEY Magazine, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, THE NEW YORK TIMES and FORTUNE.

         The fund may also compare its performance with the performance of bank certificates of deposit ("CDs") as measured by the CDA Investment Technologies, Inc. Certificate of Deposit Index and the Bank Rate Monitor National Index. In comparing the fund's performance to CD performance, investors should keep in mind that bank CDs are insured in whole or part by an agency of the U.S. Government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Fund shares are not insured or guaranteed by the U.S. Government or any agency thereof and returns thereon will fluctuate. While the fund seeks to maintain a stable net asset value of $1.00 per share, there can be no assurance that it will be able to do so.

         In advertising, the fund may illustrate hypothetical investment plans designed to help investors meet long-term financial goals, such as saving for a child's college education or for retirement. Sources such as the Internal Revenue Service, the Social Security Administration, the Consumer Price Index and Chase Global Data and Research may supply data concerning interest rates, college tuitions, the rate of inflation, Social Security benefits, mortality statistics and other relevant information. The fund may use other recognized sources as they become available.

         The fund may use data prepared by independent third parties such as Ibbotson Associates and Frontier Analytics, Inc. to compare the returns of various capital markets and to show the value of a hypothetical investment in a capital market. Typically, different indices are used to calculate the performance of common stocks, corporate and government bonds and Treasury bills.

         The fund may illustrate and compare the historical volatility of different portfolio compositions where the performance of stocks is represented by the performance of an appropriate market index, such as the S&P 500 and the performance of bonds is represented by a nationally recognized bond index, such as the Lehman Brothers Long-Term Government Bond Index.

         The fund may also include in advertising biographical information on key investment and managerial personnel.

         The fund may discuss Legg Mason's tradition of service. Since 1899, Legg Mason and its affiliated companies have helped investors meet their specific investment goals and have provided a full spectrum of financial services. Legg Mason affiliates serve as investment advisors for private accounts and mutual funds with assets of more than $137 billion as of December 31, 2000.
                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         The Advisory Agreement authorizes the adviser (subject to the overall direction of the Corporation's Board of Directors) to select brokers and dealers to execute purchases and sales of the fund's portfolio securities. It directs the adviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the fund. The adviser undertakes to execute each transaction at a price and commission that provides the most favorable total cost or proceeds reasonably obtainable under the circumstances. The fund's portfolio securities are generally purchased without a stated commission, either directly from the issuer or from dealers who specialize in municipal bonds and money market instruments. Prices paid to a dealer generally include a "spread," which is the difference between the price at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer's normal profit. To the extent that the execution and price offered by more than one dealer are comparable, the adviser may, at its discretion, effect transactions in portfolio securities with dealers who provide the fund with research, advice or other services. Since the commencement of operations on July 14, 1983, the fund has incurred no brokerage commissions.

         Portfolio securities are not purchased from or sold to the adviser or Legg Mason or any "affiliated person" (as defined in the 1940 Act) thereof, except in accordance with SEC rules or actions. The Corporation's Board of Directors has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the fund may purchase securities that are offered in underwritings in which Legg Mason or other affiliated persons are participants.

         Investment decisions for the fund are made independently from those of other funds and accounts advised by the adviser. However, the same security may be held in the portfolios of more than one fund or account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated to each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large-volume transactions may produce better executions and prices.

         The fund may not always hold portfolio securities to maturity, but may sell a security to buy another that has a higher yield because of short-term market movements. This may result in high portfolio turnover. The fund does not anticipate incurring significant brokerage expense in connection with such transactions, since ordinarily they will be made directly with the issuer or a dealer on a net price basis.

                            CAPITAL STOCK INFORMATION

         The Corporation has authorized 2 billion shares of common stock, par value $.001 per share and may issue additional series of shares. Currently, there is only one series of the Corporation, which is comprised of a single class of shares. Each share in the Corporation is entitled to one vote for the election of directors and any other matter submitted to a vote of shareholders. Fractional shares have fractional voting rights. Voting rights are not cumulative. All shares in the corporation are fully paid and non-assessable and have no preemptive or conversion rights. The Corporation in the future may organize additional separate investment portfolios, each of which will invest in particular types of tax-exempt, interest-bearing securities and will have separate investment objectives, policies and limitations.

         Shareholder meetings will not be held except where the 1940 Act requires a shareholder vote on certain matters (including the election of directors, approval of an advisory contract and certain amendments to the plan of distribution pursuant to Rule 12b-1), at the request of 25% or more of the shares entitled to vote as set forth in the Bylaws of the Corporation, or as the Board of Directors from time to time deems appropriate.

                            THE FUND'S CUSTODIAN AND
                     TRANSFER AND DIVIDEND-DISBURSING AGENT

         State Street, P.O. Box 1713, Boston, MA 02105, serves as custodian of the fund's assets. BFDS, P.O. Box 953, Boston, MA 02103, as agent for State Street, serves as transfer and dividend-disbursing agent and administrator of various shareholder services. Legg Mason assists BFDS with certain of its duties as transfer agent and receives compensation from BFDS for its services. The fund reserves the right upon 60 days' written notice, to make other charges to investors to cover administrative costs.

                            THE FUND'S LEGAL COUNSEL

         Kirkpatrick   &  Lockhart  LLP,  1800   Massachusetts   Avenue,   N.W.,
Washington, D.C., 20036-1800, serves as counsel to the fund.

                       THE FUND'S INDEPENDENT ACCOUNTANTS

         PricewaterhouseCoopers LLP, 250 W. Pratt Street, Baltimore, MD 21201, serves as independent accountants to the fund.

                              FINANCIAL STATEMENTS

         The fund's Statement of Net Assets as of December 31, 2000; the Statement of Operations for the year ended December 31, 2000; the Statement of Changes in Net Assets for the years ended December 31, 2000 and 1999; the Financial Highlights for the periods presented; the Notes to Financial Statements; and the Report of PricewaterhouseCoopers LLP are included in the December 31, 2000 annual report, and are hereby incorporated by reference into this SAI.

                                                                     APPENDIX A

                              RATINGS OF SECURITIES

1.  DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") RATINGS

         MUNICIPAL BONDS which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

         MUNICIPAL NOTES Moody's ratings for state and municipal short-term obligations are designated Moody's Investment Grade ("MIG") and for variable rate demand obligations are designated Variable Moody's Investment Grade
("VMIG"). The rating MIG recognizes the differences between short-term credit risk and long-term credit risk, while VMIG differentiates variable rate demand obligations to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Notes bearing the designation MIG-1 or VMIG-1 are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Notes bearing the designation MIG-2 or VMIG-2 are judged to be of high quality, with margins of protection ample although not so large as in the preceding group.

         COMMERCIAL PAPER The ratings Prime-1 and Prime-2 are the two highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations, while Prime-2 indicates a strong ability for repayment. Among the factors considered in assigning ratings are the following: (1) leading market positions in well-established industries; (2) high rates of return on funds employed; (3) conservative capitalization structure with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well-established access to a range of financial markets and assured sources of alternate liquidity. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1, -2, or -3.

2.  DESCRIPTION OF STANDARD & POOR'S ("S&P") RATINGS

         MUNICIPAL BONDS rated AAA by S&P are the highest grade obligations. This rating indicates an extremely strong capacity to pay interest and repay principal. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

         MUNICIPAL NOTES Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, -2, or -3) by S&P to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation SP-1+.

         COMMERCIAL PAPER The highest commercial paper rating assigned by S&P, A-1, indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are given the designation A-1+. Commercial paper rated A-2 has a satisfactory capacity for timely payment. However, the relative degree of safety is not as high for issues designated A-1.

                        Legg Mason Tax Exempt Trust, Inc.

Part C.    Other Information

Item 23.   Exhibits

(a)      (i)    Articles of Incorporation (1)
         (ii)   Articles of Amendment (1)
(b)      (i)    Amended By-Laws (1)
         (ii)   Amendment to By-Laws effective May 10, 1991 (1)
(c) Instruments defining the rights of security holders with respect to Legg Mason Tax Exempt Trust, Inc. are contained in the Articles of Incorporation and By-Laws, with subsequent amendments, which are incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 20 to the Registrant's Registration Statement, SEC File No. 2-78562, filed April 30, 1997.
(d)      (i)      Investment Advisory and Management Agreement - filed herewith
         (ii)     Sub-Advisory Agreement - filed herewith
(e)      Amended Underwriting Agreement (1)
(f)      Bonus, profit sharing or pension plans - none
(g)      Custodian Contract (1)
(h)      Transfer Agency and Service Agreement (1)
(i)      Opinion and consent of counsel -- filed herewith
(j)      Consent of independent accountants -- filed herewith
(k)      Financial statements omitted from Item 22 -- none
(l)      Initial Capital Agreement (1)
(m)      Amended Distribution Plan pursuant to Rule 12b-1 (1)
(n)      Plan pursuant to Rule 18f-3 - none
(p) Code of Ethics for the fund, its investment adviser, and its principal underwriter (2)

(1)  Incorporated   herein  by  reference  to  the   corresponding   exhibit  of
Post-Effective Amendment No. 20 to the Registration Statement of Legg Mason Tax Exempt Trust, Inc., SEC File No. 2-78562, filed on April 30, 1997.

(2)  Incorporated   herein  by  reference  to  the   corresponding   exhibit  of
Post-Effective Amendment No. 2 to the Registration Statement of Legg Mason Investment Trust, Inc., SEC File No. 333-88715, filed on March 28, 2000.

Item 24.   Persons Controlled By or Under Common Control with Registrant

           None

Item 25.   Indemnification

           This item is incorporated herein by reference to Item 27 of Part C of Post-Effective Amendment No. 20 to the Registration Statement of Legg Mason Tax Exempt Trust, Inc., SEC File No. 2-78562, filed April 30, 1997.

Item 26.   Business and Connections of Manager and Investment Adviser

I. Legg Mason Fund Adviser, Inc. ("LMFA") is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of LMFA have been engaged as director, officer, employee, partner, or trustee.

Raymond A. Mason           Director, LMFA
                           Chairman, President and CEO, Legg Mason, Inc.
                           Director, Chairman and President, Legg Mason
                                Holdings Limited
                           Director, 3040692 Nova Scotia Company
                           Director, Legg Mason Canada Holdings Ltd.
                           Director, Legg Mason UK Holdings Plc
                           Director, LM Holdings Limited
                           Chairman and Director, LMFM
                           Chairman, CEO and Director, LMWW
                           Director, Batterymarch
                           Director, Howard Weil
                           Director, Gray, Seifert
                           Director, Brandywine
                           Director, Berkshire
                           Director, WAMCL
                           Director, LMRE
                           Director, LMCM
                           Director, WAM

Philip E. Sachs            Vice President, LMFA
                           Director, LMCM

Timothy C. Scheve          Director, LMFA
                           Executive Vice President, Legg Mason, Inc.
                           Director and Senior Executive Vice President, LMWW
                           Director, Legg Mason UK Holdings Plc
                           Director, Legg Mason Holdings Limited
                           Director, 3040692 Nova Scotia Company
                           Director, Legg Mason Canada Holdings Ltd.
                           Director, Bartlett
                           Director, WAMCL
                           Director, LMFM
                           Director, LMCM
                           Director, LMT
                           Director, WAM

Edward A. Taber III        Chairman and Director, LMFA
                           Senior Executive Vice President/Head of Investment
                                Management, Legg Mason, Inc.
                           Director and Vice President, 3040692 Nova Scotia
                                Company
                           Director and Vice President, Legg Mason Canada
                                Holdings Ltd.
                           Director, Legg Mason Holdings Limited
                           Director, Legg Mason UK Holdings Plc
                           Director, LM Holdings Limited
                           Director and Chairman, LMIA
                           Director, Batterymarch
                           Director, Howard Weil
                           Director, Gray, Seifert
                           Director, Brandywine
                           Director, WAMCL
                           Director, LMCM
                           Director, LMFM
                           Director, LMT
                           Director, WAM

II. Legg Mason Trust, fsb ("LMT") is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of LMT have been engaged as director, officer, employee, partner, or trustee.

William F. Blue            Director, LMT
                           President, Blue & Edwards, P.A.

James W. Brinkley          Director, LMT
                           President, COO and Director, LMWW
                           Director, LMFP

Charles W. Cole, Jr.       Chairman, CEO and Director, LMT
                           Director, Bingham Legg

John A. Luetkemeyer, Jr.   Director, LMT
                           President, Continental Realty Corp.

Timothy C. Scheve          Director, LMT
                           Executive Vice President, Legg Mason, Inc.
                           Director and Senior Executive Vice President, LMWW
                           Director, LMFA
                           Director, LMCM
                           Director, LMFM
                           Director, WAMCL
                           Director, WAM

Edward A. Taber III        Director, LMT
                           Senior Executive Vice President/Head of Investment
                                Management, Legg Mason, Inc.
                           Director and Chairman, LMIA
                           Director, LMFA
                           Director, LMCM
                           Director, LMFM
                           Director, Batterymarch
                           Director, Howard Weil
                           Director, Gray, Seifert
                           Director, Brandywine
                           Director, Bartlett
                           Director, WAMCL
                           Director, WAM

Bartlett & Co.  ("Bartlett")
36 East Fourth Street
Cincinnati, OH  45202

Batterymarch Financial Management, Inc. ("Batterymarch")
200 Clarendon Street
Boston, MA  02116

Berkshire Asset Management, Inc.  ("Berkshire")
46 Public Square, Suite 700
Wilkes-Barre, PA  18701

Bingham Legg Advisers LLC ("Bingham Legg")
150 Federal Street
Boston, MA  02110

Blue & Edwards, P.A.
409 Washington Ave.
Towson, MD  21204

Brandywine Asset Management, Inc. ("Brandywine")
Three Christina Centre, Suite 1200
201 North Walnut Street
Wilmington, DE  19801

Continental Realty Corp.
17 West Pennsylvania Ave.
Towson, MD  21204

Gray, Seifert & Co., Inc.  ("Gray, Seifert")
380 Madison Avenue
New York, NY  10017

Howard, Weil, Labouisse, Friedrichs, Inc.  ("Howard Weil")
1100 Poydras Street
New Orleans, LA  70163

Legg Mason Canada Holdings Ltd.
PO Box 7289, Stn "A"
44 Chipman Hill
Saint John, NB  E24 456

Legg Mason Capital Management, Inc.  ("LMCM")
100 Light Street
Baltimore, MD  21202

Legg Mason Fund Adviser, Inc. ("LMFA")
100 Light Street
Baltimore, MD  21202

Legg Mason Funds Management, Inc. ("LMFM")
100 Light Street
Baltimore, MD  21202

Legg Mason Holdings Limited
155 Bishopsgate
London  EC2M 3XG
England

Legg Mason, Inc.
100 Light Street
Baltimore, MD  21202

Legg Mason Real Estate Services, Inc.  ("LMRE")
Mellon Bank Center, 12th Floor
1735 Market Street
Philadelphia, PA  19103

Legg Mason Trust, fsb  ("LMT")
100 Light Street
Baltimore, MD  21202

Legg Mason UK Holdings Plc
20 Regent Street
London  SW1Y 4PZ

Legg Mason Wood Walker, Incorporated  ("LMWW")
100 Light Street
Baltimore, MD  21202

LM Financial Partners, Inc. ("LMFP")
100 Light Street
Baltimore, MD  21202

LM Holdings Limited
20 Regent Street
London  SW1Y 4PZ

LM Institutional Advisors, Inc.  ("LMIA")
100 Light Street
Baltimore, MD  21202

Western Asset Management Company  ("WAM")
117 East Colorado Boulevard
Pasadena, CA  91105

Western Asset Management Company Limited  ("WAMCL")
155 Bishopsgate
London  EC2M 3XG
England

3040692 Nova Scotia Company
Ste 800, 1959 Upper Water Street
PO Box 997
Halifax, N.S.  B3J 2X2

Item 27.     Principal Underwriters

         (a)      Legg Mason Cash Reserve Trust
                  Legg Mason Income Trust, Inc.
                  Legg Mason Tax-Free Income Fund
                  Legg Mason Value Trust, Inc.
                  Legg Mason Total Return Trust, Inc.
                  Legg Mason Special Investment Trust, Inc.
                  Legg Mason Focus Trust, Inc.
                  Legg Mason Global Trust, Inc.

                  Legg Mason Investors Trust, Inc.
                  Legg Mason Light Street Trust, Inc.
                  Legg Mason Investment Trust, Inc.
                  LM Institutional Fund Advisors I, Inc.
                  LM Institutional Fund Advisors II, Inc.

        (b) The following table sets forth information concerning each director and officer of the Registrant's principal underwriter, Legg Mason Wood Walker, Incorporated ("LMWW").

                                                                   Positions and
Name and Principal              Position and Offices               Offices with
Business Address*               with Underwriter - LMWW            Registrant
--------------------------------------------------------------------------------

Raymond A. Mason                Chairman of the Board, Chief       None
                                Executive Officer and Director

James W. Brinkley               President, Chief Operating         None
                                Officer and Director

Edmund J. Cashman, Jr.          Senior Executive Vice President    President and
                                                                   Director

Richard J. Himelfarb            Senior Executive Vice President    None

Timothy C. Scheve               Senior Executive Vice President    None
                                and Director

Manoochehr Abbaei               Executive Vice President           None

Robert G. Donovan               Executive Vice President           None

Thomas P. Mulroy                Executive Vice President           None
                                and Director

Robert G. Sabelhaus             Executive Vice President           None
                                and Director

F. Barry Bilson                 Senior Vice President              None

D. Stuart Bowers                Senior Vice President              None

W. William Brab                 Senior Vice President              None

Edwin J. Bradley, Jr.           Senior Vice President              None

Thomas M. Daly, Jr.             Senior Vice President              None

Jeffrey W. Durkee               Senior Vice President              None

Harry M. Ford, Jr.              Senior Vice President              None

Dennis A. Green                 Senior Vice President              None

Thomas E. Hill                  Senior Vice President              None
218 N. Washington Street
Suite 31
Easton, MD  21601

Arnold S. Hoffman               Senior Vice President              None
1735 Market Street
Philadelphia, PA  19103

Carl Hohnbaum                   Senior Vice President              None
2500 CNG Tower
625 Liberty Avenue
Pittsburgh, PA  15222

David M. Jernigan               Senior Vice President              None

William B. Jones, Jr.           Senior Vice President              None
1747 Pennsylvania Avenue, N.W.
Washington, D.C.  20006

Laura L. Lange                  Senior Vice President              None

Horace M. Lowman, Jr.           Senior Vice President              None

Ira H. Malis                    Senior Vice President              None

Marvin H. McIntyre              Senior Vice President              None
1747 Pennsylvania Avenue, N.W.
Washington, D.C.  20006

Jonathan M. Pearl               Senior Vice President              None

Mark I. Preston                 Senior Vice President              None

Robert F. Price                 Senior Vice President, General
                                Counsel and Secretary              None

Thomas L. Souders               Senior Vice President, Chief
                                Financial Officer and Treasurer    None

Joseph A. Sullivan              Senior Vice President              None

Joseph E. Timmins III           Senior Vice President              None

Paul J. Ayd                     Vice President                     None

Richard L. Baker                Vice President                     None

William H. Bass, Jr.            Vice President                     None

Nathan S. Betnun                Vice President                     None

Andrew J. Bowden                Vice President and Deputy
                                General Counsel                    None

Carol A. Brown                  Vice President                     None

Scott R. Cousino                Vice President                     None

Thomas W. Cullen                Vice President                     None

Charles J. Daley, Jr.           Vice President and Controller      None

J. Gregory Driscoll             Vice President                     None

Norman C. Frost, Jr.            Vice President                     None

Keith E. Getter                 Vice President                     None

Daniel R. Greller               Vice President                     None

Richard A. Jacobs               Vice President                     None

Edward W. Lister, Jr.           Vice President                     None

Theresa McGuire                 Vice President                     None

Julia A. McNeal                 Vice President                     None

Gregory B. McShea               Vice President                     None

Edward P. Meehan                Vice President                     None
12021 Sunset Hills Road
Suite 100
Reston, VA  20190

Thomas C. Merchant              Vice President, Deputy General
                                Counsel and Assistant Secretary    None

Paul Metzger                    Vice President                     None

Mark C. Micklem                 Vice President                     None
1747 Pennsylvania Ave., N.W.
Washington, DC  20006

John A. Moag, Jr.               Vice President                     None

Ann O'Shea                      Vice President                     None

Robert E. Patterson             Vice President and Deputy
                                General Counsel                    None

Gerard F. Petrik, Jr.           Vice President                     None

Douglas F. Pollard              Vice President                     None

Thomas E. Robinson              Vice President                     None

Theresa M. Romano               Vice President                     None

James A. Rowan                  Vice President                     None
1747 Pennsylvania Avenue, N.W.
Washington, D.C.  20006

B. Andrew Schmucker             Vice President                     None
1735 Market Street
Philadelphia, PA  19103

Robert W. Schnakenberg          Vice President                     None

Chris A. Scitti                 Vice President                     None

Eugene B. Shepherd              Vice President                     None
1111 Bagby St.
Houston, TX  77002-2510

Lawrence D. Shubnell            Vice President                     None

Jane Soybelman                  Vice President                     None

Alexsander M. Stewart           Vice President                     None

Joyce Ulrich                    Vice President                     None

Sheila M. Vidmar                Vice President and Deputy
                                General Counsel                    None

W. Matthew Zuga                 Vice President                     None

Lauri F. Smith                  Assistant Vice President           None


* All addresses are 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.

(c) The Registrant has no principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 28. Location of Accounts and Records

         State Street Bank and Trust Company       Legg Mason Fund Adviser, Inc.
         P. O. Box 1713                       and  100 Light Street
         Boston, Massachusetts  02105              Baltimore, Maryland  21202

Item 29. Management Services

         None

Item 30. Undertakings

         Not applicable

                                 SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Legg Mason Tax Exempt Trust, Inc., certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 25 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and State of Maryland, on the 9th day of March, 2001.

                                       LEGG MASON TAX EXEMPT TRUST, INC.



                                       By: /s/ Marie K. Karpinski
                                           -------------------------------------
                                           Marie K. Karpinski
                                           Vice President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 25 to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                         Title                       Date
---------                         -----                       ----

/s/ John F. Curley*               Chairman of the Board       March 9, 2001
-------------------               and Director
John F. Curley, Jr.

/s/ Edmund J. Cashman Jr.*        President and Director      March 9, 2001
--------------------------
Edmund J. Cashman, Jr.

/s/ Richard G. Gilmore*           Director                    March 9, 2001
-----------------------
Richard G. Gilmore

/s/ Arnold L. Lehman*             Director                    March 9, 2001
---------------------
Arnold L. Lehman

/s/ Jill E. McGovern*             Director                    March 9, 2001
---------------------
Jill E. McGovern

/s/ T.A. Rodgers*                 Director                    March 9, 2001
-----------------
T.A. Rodgers

/s/ Marie K. Karpinski            Vice President              March 9, 2001
----------------------            and Treasurer
Marie K. Karpinski

* Signatures affixed by Marc R. Duffy pursuant to a Power of Attorney, dated November 12, 1999, a copy of which is filed herewith.

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee of one or more of the following investment companies (as set forth in the companies' Registration Statements on form N-1A):

LEGG MASON CASH RESERVE TRUST         LEGG MASON VALUE TRUST, INC.
LEGG MASON INCOME TRUST, INC.         LEGG MASON TOTAL RETURN TRUST, INC.
LEGG MASON GLOBAL TRUST, INC.         LEGG MASON SPECIAL INVESTMENT TRUST, INC.
LEGG MASON TAX EXEMPT TRUST, INC.     LEGG MASON INVESTORS TRUST, INC.
LEGG MASON TAX-FREE INCOME FUND       LEGG MASON LIGHT STREET TRUST, INC.
LEGG MASON FOCUS TRUST, INC.          LEGG MASON INVESTMENT TRUST, INC.

plus any other investment company for which Legg Mason Fund Adviser, Inc. acts as investment adviser or manager and for which the undersigned individual serves as Director/Trustee hereby severally constitute and appoint each of MARIE K. KARPINSKI, MARC R. DUFFY, ANDREW J. BOWDEN, ARTHUR J. BROWN and ARTHUR C. DELIBERT my true and lawful attorney-in-fact, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity and only for those above-listed companies for which I serve as Director/Trustee, any Registration Statements on Form N-lA, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all subsequent Post-Effective Amendments to said Registration Statements, and any and all supplements or other instruments in connection therewith, to file the same with the Securities and Exchange Commission and the securities regulators of appropriate states and territories, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.

WITNESS my hand on the date set forth below.

SIGNATURE                                        DATE
---------                                        ----

/s/ Edmund J. Cashman, Jr.                       November 12, 1999
--------------------------
Edmund J. Cashman, Jr.

/s/ John F. Curley, Jr.                          November 12, 1999
-----------------------
John F. Curley, Jr.

/s/ Richard G. Gilmore                           November 12, 1999
----------------------
Richard G. Gilmore

/s/ Arnold L. Lehman                             November 12, 1999
--------------------
Arnold L. Lehman

/s/ Raymond A. Mason                             November 12, 1999
--------------------
Raymond A. Mason

/s/ Jill E. McGovern                             November 12, 1999
--------------------
Jill E. McGovern

/s/ Jennifer W. Murphy                           November 12, 1999
----------------------
Jennifer W. Murphy

/s/ G. Peter O'Brien                             November 12, 1999
--------------------
G. Peter O'Brien

/s/ T. A. Rodgers                                November 12, 1999
------------------
T. A. Rodgers

/s/ Edward A. Taber, III                         November 12, 1999
------------------------
Edward A. Taber, III

                        Legg Mason Tax Exempt Trust, Inc.
                                    Exhibits


Exhibit (d)(i)          Investment Advisory and Management Agreement

Exhibit (d)(ii)         Sub-Advisory Agreement

Exhibit (i)             Opinion and consent of counsel

Exhibit (j)             Consent of independent accountants